IMPAIRMENT OF NON-CURRENT ASSETS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) $ / oz
Statement [Line Items]
Impairment Of Non-current Assets 1	$ 15.00
Impairment Of Non-current Assets 2	16.78
Impairment Of Non-current Assets 3	17.11
Impairment Of Non-current Assets 4	1,125
Impairment Of Non-current Assets 5	1,174
Impairment Of Non-current Assets 6	$ 1,192
Impairment Of Non-current Assets 7 | $ / oz	17.33
Impairment Of Non-current Assets 8 | $ / oz	1,201
Impairment Of Non-current Assets 9	9.00%
Impairment Of Non-current Assets 10	9.50%
Impairment Of Non-current Assets 11	$ 113,397
Impairment Of Non-current Assets 12	5,120
Impairment Of Non-current Assets 13	4,200
Impairment Of Non-current Assets 14	104,300
Impairment Of Non-current Assets 15	4,897
Impairment Of Non-current Assets 16	109,197
Impairment Of Non-current Assets 17	31,992
Impairment Of Non-current Assets 18	5,874
Impairment Of Non-current Assets 19	6,900
Impairment Of Non-current Assets 20	29,700
Impairment Of Non-current Assets 21	$ 4,607
Impairment Of Non-current Assets 22	25,093